CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net loss	$ (265,511)	$ (164,787)	$ (300,149)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	102,839	104,112	113,825
Amortization and write-off of deferred financing costs	7,880	6,391	5,653
Amortization of deferred drydock and special survey costs	13,828	14,727	13,768
Provision for losses on accounts receivable	575	269	1,304
Share based compensation	4,556	4,296	3,446
Gain on bond and debt extinguishment	(6,464)	(185)	(29,187)
Income tax (benefit)/expense	(1,108)	(3,192)	1,265
Realized holding loss on investments in-available-for-sale-securities	0	0	345
Loss in affiliates, net of dividends received	84,317	4,610	219,417
Bargain gain upon obtaining control	(58,313)	0	0
Gain on sale of assets	(894)	(1,064)	0
Impairment losses	200,657	50,565	0
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	6,575	5,293	(2,350)
Decrease/(increase) in inventories	2,672	(1,681)	(4,046)
(Increase)/decrease in prepaid expenses and other assets	(19,171)	3,123	(4,313)
(Increase)/decrease in due from affiliate companies	(15,708)	15,651	(6,984)
(Decrease)/increase in accounts payable	(3,023)	(7,393)	7,209
Increase/(decrease) in accrued expenses and other liabilities	20,569	2,422	(9,159)
(Decrease)/increase in due to affiliate companies	(3,031)	23,980	22,694
(Decrease)/increase in deferred income and cash received in advance	(1,535)	1,847	(4,309)
(Decrease)/increase in other long-term liabilities and deferred income	(6,318)	(43)	22,493
Payments for drydock and special survey costs	(7,755)	(10,824)	(11,096)
Net cash provided by operating activities	55,637	48,117	39,826
INVESTING ACTIVITIES:
Cash acquired upon obtaining control	24,400	0	0
Loan to affiliate company	(12,875)	(4,461)	(4,275)
Dividends from affiliate companies	5,838	7,298	0
Deposits for vessels, port terminals and other fixed assets	(12,572)	(36,589)	(86,911)
Proceeds from lease receivable	233	200	0
Proceeds from sale of asset	102,217	11,828	0
Acquisition of investments in affiliates	(6,305)	(7,638)	0
Acquisition of vessels	(46,395)	0	(60,115)
Purchase of property, equipment and other fixed assets	(11,444)	(10,279)	(4,567)
Disposal of available-for-sale securities	0	0	5,303
Deposit for option to acquire vessel	(15,234)	(2,724)	0
Net cash provided by/(used in) investing activities	27,863	(42,365)	(150,565)
FINANCING ACTIVITIES:
Repurchase of preferred stock	0	(571)	(9,323)
(Repayment of)/proceeds from loan payable to affiliate company	0	(55,132)	50,000
Proceeds from transfer of rights to affiliate company	0	4,050	0
Proceeds from long-term loans	56,919	125,495	116,331
Proceeds from issuance of senior and ship mortgage notes net of discount and debt issuance costs	0	291,218	0
Repayment of long-term debt and payment of principal	(94,298)	(48,600)	(40,737)
Repayment/repurchase of senior notes	(28,796)	(291,094)	(30,671)
Payments of obligations under capital leases	0	(12,374)	(3,032)
Debt issuance costs	(740)	(609)	(2,844)
Acquisition of treasury stock	(1)	0	(818)
Dividends paid to noncontrolling shareholders	0	(25,323)	0
Dividends paid	0	0	(3,681)
Net cash (used in)/provided by financing activities	(66,916)	(12,940)	75,225
Increase/(decrease) in cash and cash equivalents and restricted cash	16,584	(7,188)	(35,514)
Cash and cash equivalents and restricted cash, beginning of year	134,190	141,378	176,892
Cash and cash equivalents and restricted cash, end of year	150,774	134,190	141,378
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	121,902	115,898	108,380
Cash paid for income taxes	485	393	92
Non-cash investing and financing activities
Purchase of property, equipment and other fixed assets	0	0	(472)
Deposits for vessels, port terminals and other fixed assets	0	(726)	(5,726)
Revaluation of vessels due to termination/restructuring of capital lease obligations	0	5,243	0
Accrued interest income on loan receivable from affiliate company	(3,103)	(2,643)	(2,259)
Accrued interest expense on loan payable to affiliate company	0	0	1,240
Accrued interest expense payable to affiliate company	1,071	815	0
Acquisition of vessels, port terminals and other fixed assets	(1,662)	(843)	0
Long-term payable to affiliate company	0	29,423	0
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357	0
Transfers to other long-term assets	$ (26)	$ 0	$ 0